UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-22172

Exact name of registrant
    as specified in charter:            World Funds Trust

Address of principal
    executive offices:                  8730 Stony Point Parkway
                                        Suite 205
                                        Richmond, VA 23235

Name and address
    of agent for service:               Thomas S. Harman, Esq.
                                        Morgan, Lewis, Bockius
                                        1111 Pennsylvania Avenue, Northwest
                                        Washington, D.C. 20004


Registrant's telephone number,
         including area code:           (804) 267-7400

Date of fiscal year end:                July 31

Date of reporting period:               July 31


Item #1.  Reports to Stockholders.

INDEX


Commonwealth Small Cap Fund; and
Sherwood Forest Long/Short Fund

Dear Shareholder,

For the period October 1, 2008, commencement of operations, to July 31, 2009, the Commonwealth Small Cap Fund (the Fund) was down 10.10%, net of all fees and expenses. This performance compares favorably to the performance of both the Russell 2000 and the S&P 600 Small Capitalization indices. These indices were down 15.88% and 17.58%, respectively, over the same period.

The equity market's action during the period covered by this letter has been extremely volatile. The full rebound in the Russell 2000 Index, from the March 9, 2009 low to the current levels at the end of August, has been over 60%. Part of the market's move was a relief rally that unwound the state of panic from early March. The follow-through during the 2nd Quarter and into the 3rd Quarter has been caused, in our opinion, by several factors: these include the general realization that the worst of the financial meltdown likely is behind us, some signs of economic healing, anticipation of a bottom in corporate profits, and concurrently, a sentiment swing from extreme fear to cautious greed in the equity markets.

We remain positive on the equity market's prospects in the intermediate-term. We believe that investors are, in general, under-invested and gaining confidence in the long-term health of the market. Improving sentiment, combined with reasonable valuations and relatively low interest rates, creates a solid foundation for equities as an asset class, especially compared to government treasuries and low yielding corporate bonds. However, the U.S government and its citizens face substantial budgetary challenges over the long-term. With these debts in mind, it is difficult to see how interest rates can go substantially lower from current levels, and this condition tempers our long-term return expectations for U.S. equities. We therefore continue to look for attractively priced, financially stable, small capitalization equities that appear to be positioned to outperform their industries and the economy as a whole.

The strong performance by the Fund, on both a relative and absolute basis, has been generated predominately through a mixture of fortunate sector exposure and successful stock picking. Specifically, the Fund's exposure in the energy, technology, and financial sectors has been additive, year-to-date. In addition, the shift in the management of the Fund to a co-subadvisory arrangement with Investment Management of Virginia, LLC and Crosswind Investments, LLC (as of July 8, 2009) has started well. We are hopeful that the Fund's commitment to in-depth fundamental research on small capitalization companies can continue to produce favorable results.

John Bocock, Thomas Neuhaus and Andrew Morey

Portfolio Managers

IMPORTANT DISCLOSURE STATEMENT

The Fund's prospectus contains important information about the Fund's investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund's prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund's Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of July 31, 2009 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager at the time of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

INDEX DEFINITIONS

The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

The S&P 600 Small Capitalization Index measures the small cap segment of the U.S. equities market, covering approximately 3% of the U.S. equities market.

                      COMPARISON OF $10,000 INVESTMENT IN
               COMMONWEALTH SMALL CAP FUND VS. RUSSELL 2000 INDEX
                           CLASS I SHARES (unaudited)


                      [ CLASS I COMPARISON CHART Graphic ]




                                                                                                                       TOTAL RETURN
                                                                                                                     --------------


                                                                                                                              SINCE
                                                                                                                          INCEPTION
                                                                                                                     10/01/2008 TO
                                                                                                                         7/31/2009*
                                                                                                                     --------------
COMMONWEALTH SMALL CAP                                                                                                      -10.10%
RUSSELL 2000 INDEX                                                                                                          -15.88%
* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares


The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.

COMMONWEALTH SMALL CAP FUND

FUND EXPENSES (UNAUDITED)

FUND EXPENSES EXAMPLE
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, February 1, 2009 and held for the six months ended July 31, 2009.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the year. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                                                                                                             Expenses Paid During
                                                                                                                  the Period*
                                                    Beginning Account Value       Ending Account Value         February 1, 2009
                                                        February 1, 2009              July 31, 2009          through July 31, 2009


Actual                                                                $ 1,000                 $ 1,376.72                     $ 8.54
Hypothetical (5% return before expenses)                              $ 1,000                 $ 1,017.75                     $ 7.25


* Expenses are equal to the Fund's annualized expense ratio of 1.45%, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year."

                          COMMONWEALTH SMALL CAP FUND
           PORTFOLIO HOLDINGS, BY SECTOR, AS PERCENTAGE OF NET ASSETS
                        AS OF JULY 31, 2009 (unaudited)



                         [ PORTFOLIO HOLDINGS Graphic ]
Building/Construction           2.94
Computers/Software/Services     12.45
Consumer Products               3.66
Correction Facilities           3.26
Education                       2.99
Electronics                     2.67
Engineering                     3.60
Financials                      13.21
Manufacturing                   6.48
Medical/Drugs                   7.64
Medical Products                2.42
Medical Services                1.55
Oil                             7.63
Other                           3.69
Semi-Conductor                  5.96
Technology                      1.21
Telecommunications              9.66
Transportation                  4.76

               Schedule of InvestmentsCOMMONWEALTH SMALL CAP FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2009


   NUMBER                                                                                               % OF              FAIR
  OF SHARES     SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                COMMON STOCKS                                                                              95.78%

                BUILDING /CONSTRUCTION                                                                      2.94%
    2,350       Simpson Manufacturing Co., Inc.                                                                            $ 66,740
                                                                                                                     --------------

                BROADCAST SERVICES                                                                          0.56%
     604        DG Fastchannel, Inc.*                                                                                        12,678
                                                                                                                     --------------

                COMPUTERS/SOFTWARE/SERVICES                                                                12.45%
    7,200       3D Systems Corp.*                                                                                            51,912
     700        Ariba, Inc.*                                                                                                  7,357
     313        Avid Technology, Inc.*                                                                                        3,834
     588        Blackboard, Inc.*                                                                                            19,974
     367        CACI International, Inc. Class A*                                                                            16,955
    3,275       Epiq Systems, Inc. *                                                                                         52,564
     950        L-1 Identity Solutions, Inc.*                                                                                 7,477
    1,915       MICROS Systems, Inc.*                                                                                        52,452
    3,600       Perot Systems Corp. Class A*                                                                                 57,528
     518        Skillsoft PLC - ADR*                                                                                          4,434
     329        Synaptics, Inc.*                                                                                              7,886
                                                                                                                     --------------
                                                                                                                            282,373
                                                                                                                     --------------

                CONSUMER PRODUCTS                                                                           3.66%
    2,450       Hillenbrand, Inc.                                                                                            44,394
     250        The Warnaco Group, Inc.*                                                                                      9,083
     980        WD-40 Company                                                                                                29,625
                                                                                                                     --------------
                                                                                                                             83,102
                                                                                                                     --------------

                CORRECTION FACILITIES                                                                       3.26%
    1,752       Cornell Companies, Inc.*                                                                                     30,012
    2,548       Corrections Corp. of America*                                                                                43,978
                                                                                                                     --------------
                                                                                                                             73,990
                                                                                                                     --------------

                EDUCATION                                                                                   2.99%
     802        Career Education Corp.*                                                                                      18,382
     847        Corinthian Colleges, Inc.*                                                                                   13,078
     373        ITT Educationial Services, Inc.*                                                                             36,311
                                                                                                                     --------------
                                                                                                                             67,771
                                                                                                                     --------------



   NUMBER                                                                                               % OF              FAIR
  OF SHARES     SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                ELECTRONICS                                                                                 2.67%
    4,050       Gentex Corp.                                                                                               $ 60,628
                                                                                                                     --------------

                ENGINEERING                                                                                 3.60%
    2,925       McDermott International, Inc.*                                                                               57,155
     799        Stanley, Inc.*                                                                                               24,561
                                                                                                                     --------------
                                                                                                                             81,716
                                                                                                                     --------------

                FINANCIALS                                                                                 13.21%
     647        Dollar Financial Corp.*                                                                                      10,158
     750        East West Bancorp, Inc.                                                                                       6,630
    2,025       Federated Investors, Inc. Class B                                                                            52,508
    3,700       Montpelier RE Holdings Ltd.                                                                                  58,016
     302        Net 1 UEPS Technologies, Inc.*                                                                                5,092
    4,250       Ocwen Financial Corp.*                                                                                       60,563
    2,650       TNS, Inc.*                                                                                                   60,765
     200        Tower Group, Inc.                                                                                             4,994
     700        Webster Financial Group                                                                                       7,917
    3,770       Whitney Holding Corp.                                                                                        33,025
                                                                                                                     --------------
                                                                                                                            299,668
                                                                                                                     --------------

                HUMAN RESOURCES                                                                             0.55%
     518        Monster Worldwide, Inc.*                                                                                      6,750
     450        TrueBlue, Inc.*                                                                                               5,715
                                                                                                                     --------------
                                                                                                                             12,465
                                                                                                                     --------------

                MANUFACTURING                                                                               6.48%
    3,675       Cognex Corp.                                                                                                 60,638
    1,220       Kaydon Corp.                                                                                                 39,857
     215        Polycom, Inc.*                                                                                                5,106
    2,775       Quidel Corp.*                                                                                                41,431
                                                                                                                     --------------
                                                                                                                            147,032
                                                                                                                     --------------

                MARKETING SERVICES                                                                          0.80%
    1,586       Liquidity Services, Inc.*                                                                                    18,207
                                                                                                                     --------------

                MEDICAL/DRUGS                                                                               7.64%
     302        Auxilium Pharmaceuticals, Inc.*                                                                               9,341
     475        Biomarin Pharmaceutical, Inc.*                                                                                7,795
    1,336       Biomed Realty Trust, Inc. - REIT                                                                             15,604
    3,600       Home Diagnostics, Inc.*                                                                                      24,444
    2,650       Luminex Corp.*                                                                                               46,825
     250        Onyx Pharmaceuticals, Inc.*                                                                                   8,980



   NUMBER                                                                                               % OF              FAIR
  OF SHARES     SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                MEDICAL/DRUGS (continued):
    2,000       Perrigo Company                                                                                            $ 54,280
     400        Vanda Pharmaceuticals, Inc.*                                                                                  6,080
                                                                                                                     --------------
                                                                                                                            173,349
                                                                                                                     --------------

                MEDICAL RESEARCH                                                                            0.86%
    1,100       Exelixis, Inc.*                                                                                               5,885
     300        Human Genome Sciences, Inc.*                                                                                  4,290
     431        Regeneron Pharmaceuticals, Inc. *                                                                             9,241
                                                                                                                     --------------
                                                                                                                             19,416
                                                                                                                     --------------

                MEDICAL PRODUCTS                                                                            2.42%
    1,250       Alphatec Holdings, Inc.*                                                                                      4,713
    1,067       ATS Medical, Inc.*                                                                                            3,713
     86         Nuvasive, Inc.*                                                                                               3,560
     300        Steris Corp.                                                                                                  8,424
     711        Thoratec Corp.*                                                                                              17,875
     803        Volcano Corp.*                                                                                               12,198
     316        Wright Medical Group, Inc.*                                                                                   4,399
                                                                                                                     --------------
                                                                                                                             54,882
                                                                                                                     --------------

                MEDICAL SERVICES                                                                            1.55%
     200        Genoptix, Inc.*                                                                                               6,350
     350        LifePoint Hospitals, Inc.*                                                                                    9,681
     400        Lincare Holdings, Inc.*                                                                                      10,472
     350        Masimo Corp.*                                                                                                 8,558
                                                                                                                     --------------
                                                                                                                             35,061
                                                                                                                     --------------

                OIL                                                                                         7.63%
    1,500       Arena Resources, Inc.*                                                                                       48,945
     86         Dril-Quip, Inc.*                                                                                              3,637
    1,850       Goodrich Petroleum Corp.*                                                                                    47,452
    2,900       Natural Gas Services Group*                                                                                  39,991
    2,000       Superior Energy Services, Inc.*                                                                              33,180
                                                                                                                     --------------
                                                                                                                            173,205
                                                                                                                     --------------

                RETAIL                                                                                      0.92%
     910        Ethan Allen Interiors, Inc.                                                                                  11,584
     215        Jack in the Box, Inc.*                                                                                        4,536
    3,200       Rite Aid Corp.*                                                                                               4,672
                                                                                                                     --------------
                                                                                                                             20,792
                                                                                                                     --------------



   NUMBER                                                                                               % OF              FAIR
  OF SHARES     SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                SEMI-CONDUCTOR                                                                              5.96%
    6,440       Advanced Energy Industries, Inc.*                                                                          $ 77,473
    1,800       Cree, Inc.*                                                                                                  57,708
                                                                                                                     --------------
                                                                                                                            135,181
                                                                                                                     --------------

                TECHNOLOGY                                                                                  1.21%
    1,500       Art Technology Group, Inc.*                                                                                   5,715
     950        Radvision Ltd.*                                                                                               8,047
     859        Shutterfly, Inc.*                                                                                            13,796
                                                                                                                     --------------
                                                                                                                             27,558
                                                                                                                     --------------

                TELECOMMUNICATIONS                                                                          9.66%
     777        GeoEye, Inc.*                                                                                                19,269
    1,927       Global Crossing Ltd.*                                                                                        20,946
     934        Leap Wireless International, Inc.*                                                                           22,369
    1,000       Mediacom Communications Corp. Class A*                                                                        4,790
    3,035       MetroPCS Communications, Inc.*                                                                               35,965
     450        NII Holdings, Inc.*                                                                                          10,359
    6,911       RCN Corp.*                                                                                                   50,312
     727        SAVVIS Communications, Inc.*                                                                                 10,549
     254        Switch and Data Facilities Co.*                                                                               3,528
    1,166       Syniverse Holdings, Inc.*                                                                                    20,440
    2,246       United Online, Inc.                                                                                          20,618
                                                                                                                     --------------
                                                                                                                            219,145
                                                                                                                     --------------

                TRANSPORTATION                                                                              4.76%
    2,340       Forward Air Corp.                                                                                            54,124
    1,975       Genesee  Wyoming, Inc. Class A*                                                                              53,898
                                                                                                                     --------------
                                                                                                                            108,022
                                                                                                                     --------------

                TOTAL INVESTMENTS
                (Cost: $1,935,421)                                                                         95.78%       $ 2,172,981
                Other assets, net of liabilities                                                            4.22%            95,842
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%       $ 2,268,823

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.

REIT - Real Estate Investment Trust

*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet).


See Notes to Financial Statements


COMMONWEALTH SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2009


ASSETS
  Investments at fair value (identified cost of $1,935,421) (Note 1)                                                    $ 2,172,981
  Cash                                                                                                                       96,494
  Receivable for securities sold                                                                                             48,916
  Dividend and interest receivable                                                                                              116
  Deferred offering expense                                                                                                   4,148
  Due from advisor                                                                                                           24,112
  Prepaid expenses                                                                                                              475
                                                                                                                     --------------
TOTAL ASSETS                                                                                                              2,347,242
                                                                                                                     --------------

LIABILITIES
  Payable for securities purchased                                                                                           51,590
  Accrued professional fees                                                                                                  25,494
  Accrued custody fees                                                                                                        1,335
                                                                                                                     --------------
TOTAL LIABILITIES                                                                                                            78,419
                                                                                                                     --------------

NET ASSETS                                                                                                              $ 2,268,823
                                                                                                                     ==============

  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 252,486 no par value shares of beneficial interest outstanding                          $ 2,077,868
  Accumulated net realized gain (loss) on investments                                                                      (46,605)
  Net unrealized appreciation (depreciation) of investments                                                                 237,560
                                                                                                                     --------------
                                                                                                                        $ 2,268,823
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE PER SHARE
CLASS I
  ($2,268,823 / 252,486 shares outstanding)                                                                                  $ 8.99
                                                                                                                     ==============


See Notes to Financial Statements

COMMONWEALTH SMALL CAP FUND
STATEMENT OF OPERATIONS


FOR THE PERIOD OCTOBER 1, 2008 THROUGH JULY 31, 2009*
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend                                                                                                                  $ 6,624
  Interest                                                                                                                       64
                                                                                                                     --------------
Total investment income                                                                                                       6,688
                                                                                                                     --------------

EXPENSES
  Investment management fees (Note 2)                                                                                         8,145
  Recordkeeping and administrative services (Note 2)                                                                         34,981
  Accounting fees (Note 2)                                                                                                   16,657
  Custodian fees                                                                                                              3,413
  Transfer agent fees (Note 2)                                                                                               17,613
  Professional fees                                                                                                          40,657
  Trustee fees (Note 2)                                                                                                       6,299
  Compliance fees                                                                                                             3,100
  Shareholder servicing and reports (Note 2)                                                                                  1,754
  Organizational expenses (Note 7)                                                                                           15,178
  Offering expenses (Note 7)                                                                                                 20,738
  Other                                                                                                                       5,620
                                                                                                                     --------------
Total expenses                                                                                                              174,155
Management fee waivers and reimbursed expenses (Note 2)                                                                   (157,036)
Trustee fees waived                                                                                                         (6,299)
                                                                                                                     --------------
Net expenses                                                                                                                 10,820
                                                                                                                     --------------
Net investment income (loss)                                                                                                (4,132)
                                                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                                                                    (46,605)
Net increase (decrease) in unrealized appreciation (depreciation) of investments                                            237,560
                                                                                                                     --------------
Net realized and unrealized gain (loss) on investments                                                                      190,955
                                                                                                                     --------------

                                                                                                                          $ 186,823
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                  ==============
* Commencement of operations was October 1, 2008.


See Notes to Financial Statements

COMMONWEALTH SMALL CAP FUND
STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD OCTOBER 1, 2008 THROUGH JULY 31, 2009*
-----------------------------------------------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                                            $ (4,132)
  Net realized gain (loss) on investments                                                                                  (46,605)
  Net increase (decrease) in unrealized appreciation (depreciation) of investments                                          237,560
                                                                                                                -------------------
  Increase (decrease) in net assets from operations                                                                         186,823
                                                                                                                -------------------

CAPITAL STOCK TRANSACTIONS (NOTE 5)
  Shares sold                                                                                                             1,982,000
                                                                                                                -------------------
  Increase (decrease) in net assets from capital stock transactions                                                       1,982,000
                                                                                                                -------------------

NET ASSETS
  Increase (decrease) during period                                                                                       2,168,823
  Beginning of period                                                                                                       100,000
                                                                                                                -------------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT INCOME (LOSS) OF $ -)                                             $ 2,268,823
                                                                                                                ===================
*Commencement of operations was October 1, 2008.


See Notes to Financial Statements


COMMONWEALTH SMALL CAP FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CLASS I SHARES
                                                                                                                 ------------------
                                                                                                                       PERIOD
                                                                                                                   OCTOBER 1, 2008
                                                                                                                         TO
                                                                                                                  JULY 31, 2009*(1)
                                                                                                                 ------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                                  $ 10.00
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                                         (0.03)
  Net realized and unrealized gain (loss) on investments                                                               (0.98)(C)
                                                                                                                  -----------
                                                                                                                       (1.01)
  TOTAL FROM INVESTMENT ACTIVITIES                                                                                -----------

NET ASSET VALUE, END OF PERIOD                                                                                         $ 8.99
                                                                                                                  ===========

TOTAL RETURN                                                                                                         (10.10%)***
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets (A)
  Expenses, net(B)                                                                                                      1.46%**
  Net investment income (loss)                                                                                        (0.56%)**
Portfolio turnover rate                                                                                                51.90%
Net assets, end of period (000's)                                                                                     $ 2,269
*Commencement of operations was October 1, 2008.
**Annualized
***Not annualized
(1) Per share amounts calculated using the average share method.
(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income
(loss) ratio by 22.06% for the period ended July 31, 2009.
(B) Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains or losses in the Statement of Operations due to share transactions for the period.


See Notes to Financial Statements

COMMONWEALTH SMALL CAP FUND
NOTES TO THE FINANCIAL STATEMENTS
JULY 31, 2009
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Commonwealth Small Cap Fund (the "Fund") is a series of the World Funds Trust ("WFT") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. WFT was organized in Delaware as a Delaware statutory trust on April 9, 2007 and may issue its shares in separate series and issue classes of shares of any series or divide shares of any series into two or more classes. The Fund commenced operations October 1, 2008 as a series of WFT. The Fund currently offers Class I shares. Classes A, C, and P are authorized by the Trust but not currently offered.

     The Fund seeks to achieve capital appreciation by investing in a diversified portfolio consisting primarily of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies with market capitalizations between $200 million and $2 billion ("small-cap companies") at the time of purchase.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

SECURITY VALUATION

     The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchange, or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

     The Trust has a policy that contemplates the use of fair value pricing to determine the net asset value ("NAV") per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund's investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

     When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     Various inputs are used in determining the value of a Fund's investments. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

                         LEVEL 1                                   LEVEL 2                                LEVEL 3
                   QUOTED PRICES       OTHER SIGNIFICANT OBSERVABLE INPUTS        SIGNIFICANT UNOBSERVABLE INPUTS             TOTAL
                   -------------       -----------------------------------        -------------------------------       -----------

Common               $ 2,172,981                                       $ -                                    $ -       $ 2,172,981
Stocks             =============       ===================================        ===============================       ===========


     Refer to the Fund's Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period.

     On January 1, 2009, the Fund adopted FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 amends and expands disclosures about derivative instruments and hedging activities. SFAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management has determined that the adoption of SFAS 161 had no impact on the Fund's financial statements.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earns interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent asset and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
     Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund's 2008 tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations, are recorded as income tax expense.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of July 31, 2009, the Fund decreased paid-in-capital and increased accumulated net investment income (loss) by $4,132.

CLASS NET ASSET VALUES AND EXPENSES

     All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund's relative net assets or another appropriate basis as determined by the Board of Trustees. As of and during the period ended July 31, 2009, the Fund only had one class.

REAL ESTATE INVESTMENT TRUST SECURITIES

     The Fund has made certain investments in real estate investment trusts ("REITs") which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT's taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, Commonwealth Capital Management, LLC ("CCM") provides investment advisory services for an annual fee of 1.10% of average daily net assets. CCM has entered into sub-advisory agreements with Investment Management of Virginia, LLC ("IMV") and Crosswind Investments, LLC ("Crosswind"). CCM oversees IMV and Crosswind to ensure they comply with the investment policies and guidelines of the Fund, and monitors IMV's and Crosswind's adherence to its investment style. In addition, the Advisor periodically assesses the Fund's investment policies and recommends changes regarding the Fund's policies to the Board where appropriate. Pursuant to the Sub-Advisory Agreements, IMV and Crosswind are responsible for the day-to-day decision making with respect to the Fund's investment program. IMV and Crosswind, with CCM's oversight, manage the investment and reinvestment of the assets of the Fund, continuously review, supervise and administer the investment program of the Fund, determine in their discretion the securities to be purchased or sold, and provide the Fund and its agents with records relating to their activities. For their services, IMV and Crosswind are entitled to receive sub-advisory fees based on a percentage of the investment advisory fees received by CCM. IMV's and Crosswind's fees for sub-advisory services are paid by CCM from the investment advisory fees it receives and not by the Fund. For the period ended July 31, 2009, CCM earned and waived $8,145 in advisory fees and reimbursed expenses of $148,891.

     In the interest of limiting the operating expenses of the Fund, the Advisor has contractually agreed to waive or limit its fees and to assume other operating expenses until July 31, 2010 so that the ratio of total annual operating expenses is limited to 1.49% of Class I shares' average net assets through July 7, 2009 and 1.34% of Class I shares' average net assets thereafter. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of July 31, 2009 was $199,544 and expires in 2012; of that amount, $42,508 was incurred during the process of organization but prior to the commencement of operations.

     First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the period ended July 31, 2009, FDCC received no commissions from the sale of Fund shares.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the Fund's average daily net assets. CSS earned $34,981 for its services for the period ended July 31, 2009.

     Commonwealth Fund Services, Inc. ("CFSI") is the Fund's transfer and dividend disbursing agent. CFSI earned $17,613 for its services for the period ended July 31, 2009.
     Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA earned $16,657 for its services for the period ended July 31, 2009.

     The Fund's disinterested trustees earned and voluntarily waived $6,299 for their services for the period ended July 31, 2009.

     Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI. They receive no compensation from the Fund.

NOTE 3 - INVESTMENTS

     The cost of purchases and proceeds from the sales of securities other than short-term notes for the period ended July 31, 2009, were $2,436,043 and $454,018, respectively. There were no purchases or sales of U.S. Government securities during the period.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-tem gains as ordinary income for tax purposes.
     Income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

     For the period ended July 31, 2009, there were no distributions.

     As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

                                                                                                                       PERIOD ENDED
                                                                                                                     JULY 31, 2009*
                                                                                                               --------------------

Accumulated net realized gain (loss) of investments                                                                       $ (7,740)
Unrealized appreciation (depreciation) of investments                                                                       198,695
                                                                                                               --------------------
                                                                                                                          $ 190,955
                                                                                                               ====================


     *Commencement of operations was October 1, 2008.

     As of July 31, 2009, the difference between components of distributable earnings on a book and tax basis is primarily related to the deferral of post-October losses of $38,865.
     As of July 31, 2009, the Fund has a capital loss carryforward of $7,740 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. This capital loss carryforward will expire in 2017.

     Cost of securities for Federal Income tax purpose is $1,974,286 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                                                                             $ 354,896

Gross unrealized depreciation                                                                                             (156,201)
                                                                                                               --------------------
Net unrealized appreciation                                                                                               $ 198,695
                                                                                                               ====================


NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for the Fund shares were:


                                                                                                            CLASS I SHARES
                                                                                                             PERIOD ENDED
                                                                                                            JULY 31, 2009*
                                                                                                    -------------------------------
                                                                                                             SHARES           VALUE
                                                                                                     --------------  --------------

Shares sold                                                                                                 242,486      $1,982,000
                                                                                                     --------------  --------------
Net increase (decrease)                                                                                     242,486     $ 1,982,000
                                                                                                     ==============  ==============


     * Commencement of operations wasOctober 1, 2008.

NOTE 6 - SHAREHOLDER CONCENTRATIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 2009, Las Brisas Trust owned 47.83% of the Fund, and as a result, may be deemed to control the Fund.

NOTE 7 - ORGANIZATIONAL AND OFFERING EXPENSES

     Organizational expenses consist of costs incurred to establish the Fund and enable it legally to do business. Offering costs consist of costs incurred subsequent to organization to enable the Fund to engage in its planned principal operation of the sale of capital stock and the investment of these proceeds. These expenses have been assumed by the Fund. The organizational expense was expensed as incurred, while the offering expenses are being amortized over twelve months.

NOTE 8 - SUBSEQUENT EVENTS

     Management has evaluated all transactions and events subsequent to the date of the balance sheet through September 30, 2009, the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Commonwealth Small Cap Fund

(World Funds Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Commonwealth Small Cap Fund (the "Fund"), a series of the World Funds Trust,as of July 31, 2009, and the related statements of operations and changes in net assets, and the financial highlights for the period October 1, 2008 (commencement of operations) through July 31, 2009. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Commonwealth Small Cap Fund as of July 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
September 29, 2009

SUPPLEMENTAL INFORMATION (UNAUDITED)
WORLD FUNDS TRUST
(THE "TRUST")

Information pertaining to the trustees and officers of the Fund is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Trust, are noted with an asterisk (*). The Statement of Additional Information (the "SAI") includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

NAME, ADDRESS AND YEAR    POSITION(S) HELD     NUMBER OF FUNDS      PRINCIPAL OCCUPATION(S) DURING THE PAST      OTHER
BORN                      WITH THE TRUST       IN TRUST OVERSEEN    FIVE (5)YEARS                                DIRECTORSHIPS BY
                          AND TENURE                                                                             TRUSTEE OR
                                                                                                                 OFFICER AND
                                                                                                                 NUMBER OF FUNDS
                                                                                                                 IN THE COMPLEX
                                                                                                                 OVERSEEN

INTERESTED TRUSTEES:          * Franklin A.           Interested                                             3             Managing
                             Trice, III (1)             Trustee,                                                          Director,
                           8730 Stony Point            Chairman,                                                       Commonwealth
                                    Parkway     President, since                                                        Shareholder
                                  Suite 205        January, 2008                                                     Services, from
                               Richmond, VA                                                                        2001 to present.
                                      23235                                                                              President,
                                     (1963)                                                                                Virginia
                                                                                                                         Management
                                                                                                                         Investment
                                                                                                                       Corporation,
                                                                                                                        (investment
                                                                                                                     advisor), from
                                                                                                                   1999 to 2001. B.
                                                                                                                      A. in History
                                                                                                                      from Virginia
                                                                                                                           Military
                                                                                                                  Institute (1986).
None


NON-INTERESTED TRUSTEES:

Robert R. Burke                 Independent                    3      Managing Director, Lowe, Brockenbrough &                 None
8730 Stony Point             Trustee, since                             Co., Richmond, VA (investment advisory
Parkway                          June, 2008                            firm), from 1996 to present. Designated
Suite 205                                                            as a Chartered Financial Analyst in 1995.
Richmond, VA 23235                                                   Certified Public Accountant in 1990. B.A.
(1961)                                                                in Economics (1984), M.S. in Accounting,
                                                                                University of Virginia (1990).
J. Gordon McKinley,             Independent                    3               Regional Sales Manager, Nephron                 None
III                          Trustee, since                             Pharmaceuticals Corp., VA, since 2007.
8730 Stony Point                 June, 2008                              Vice President, Sales, Tredegar Trust
Parkway                                                                       Company, from 2003 to 2007. Vice
Suite 205                                                                President, Trusco Capital Management,
Richmond, VA 23235                                                     1997 to 2003. B.A. in English, Virginia
(1963)                                                                              Military Institute (1986).


OFFICERS:

Karen M. Shupe             Treasurer, since                    3               Managing Director, Commonwealth                 None
8730 Stony Point                 June, 2008                                  Shareholder Services, since 2003.
Parkway                                                              Financial Reporting Manager, Commonwealth
Suite 205                                                              Shareholder Services, Inc. from 2001 to
Richmond, VA 23235                                                     2003. B.S. in Accounting, University of
(1964)                                                                          Virginia (1986). MBA, Virginia
                                                                               Commonwealth University (1997).
Julia J. Gibbs             Secretary, since                    3               Managing Director, Commonwealth                 None
8730 Stony Point                 June, 2008                                  Shareholder Services, since 2003.
Parkway                                                                    Associate, Commonwealth Shareholder
Suite 205                                                            Services, Inc. from 2002 to 2003. B.S. in
Richmond, VA 23235                                                      Commerce, McIntire School of Commerce,
(1980)                                                                          University of Virginia (2002).
David D. Jones, Esq.                  Chief                    3     Managing Member, Drake Compliance, LLC, a          Penn Street
395 Sawdust Road,                Compliance                            regulatory consulting firm, since 2004.          Funds, Inc.
Suite 2137                    Officer since                          Principal Attorney, David Jones & Assoc.,
The Woodlands, TX                June, 2008                              P.C., a law firm, since 1998. B.A. in
77380                                                                Economics from the University of Texas at
(1957)                                                                     Austin (1983). Juris Doctorate (cum
                                                                     laude) from St. Mary's Law School (1994).


SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC's website at www.sec. gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUB-ADVISORY CONTRACT APPROVAL
At a special meeting of the Board of Trustees of the Trust (the "Board") held on June 12, 2009 (the "Meeting"), the Board, including those trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act (the "Independent Trustees"), unanimously approved: (i) an additional investment sub-advisory agreement ("Sub-Advisory Agreement") between the Adviser, Commonwealth Capital Management and Crosswind Investments, LLC ("Crosswind").

Pursuant to Section 15(c) of the 1940 Act, the Board considered the approval of the Sub-Advisory Agreement for an initial two-year term. The Sub-Advisory Agreement, after the initial two-year term, must be approved annually: (i) by the vote of the Board or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. After the initial two-year term, the Board will call and hold a meeting each year to decide whether to renew the Sub-Advisory Agreement for an additional one-year term.

In preparation for the Meeting, the Board requested and reviewed a wide variety of information from Crosswind, including written materials provided by Crosswind regarding the nature, extent and quality of the services to be provided. The Trustees used this information, as well as other information that Crosswind and other service providers of the Fund may have submitted to the Board, to help them decide whether to approve the Sub-Advisory Agreement for an initial two-year term. In approving the Agreement, the Board considered many factors, including the following:

Nature, Extent and Quality of Services Provided by Crosswind
The Board reviewed the services to be provided to the Fund by Crosswind, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Board received information concerning the investment philosophy and investment process employed by Crosswind in managing the Fund. Additionally, a representative from CCM joined the Meeting and provided the Board with a presentation regarding, among other things, Crosswind's financial condition, profitability and ownership structure. The Board considered and discussed, among other things,

Crosswind's history and processes, as well as Crosswind's personnel and investment approach. On this basis, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by Crosswind.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously:
(a) concluded that the terms of the Sub-Advisory Agreement are fair and reasonable; (b) concluded that Crosswind's fees are reasonable in light of the services that they will provide to the Fund; and (c) agreed to approve the Agreement for initial terms of two years.

INVESTMENT ADVISER:

Commonwealth Capital Management, LLC
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INVESTMENT SUB-ADVISER:

Investment Management of Virginia, LLC
919 East Main Street, 16th Floor
Richmond, Virginia 23219

INVESTMENT SUB-ADVISER:

Crosswind Investments, LLC
Two International Place, 27th Floor
Boston, Massachusetts 02110

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to Commonwealth Small Cap Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust, investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 673-0550 Toll Free.

                         ANNUAL REPORT TO SHAREHOLDERS

                          COMMONWEALTH SMALL CAP FUND

                       A series of The World Funds Trust
                         A "Series" Investment Company


                     FOR THE PERIOD OCTOBER 1, 2008 THROUGH
                                 JULY 31, 2009

Dear Shareholder:

For the period February 13, 2009, commencement of operations, through July 31, 2009, the Sherwood Forest Long/Short Fund Class I shares were up 6.84%, compared to the S&P 500 return of 19.43%

Looking back, history may prove the first half of 2009 to be another major turning point from a cyclical bear market to a cyclical bull market (much like the end of 2002/beginning of 2003). The historic magnitude of the decline during the second half of 2008 continued into the first quarter of 2009, and bottomed in the middle of March. At its low in 2009, the S&P 500 was down just over 19% from the first week of the year. From the top of the market to the March 2009 lows, the S&P 500 was down a total of 57%. At that point the markets began to rally. Unlike the four counter-trend rallies that took place in the second half of 2008, each totaling some 18% to 27% in a very short time frame, this one was different. It continued at a pace not seen since recoveries in the 1930's, where secular bear markets had also put extreme oversold pressure on our financial markets.

We came into the opening of our mutual fund, as the market was bottoming in a very comfortable position. As the markets began to rally, we looked for evidence of a change in the primary downtrend. It wasn't until the end of March that this evidence began to reveal itself and we began to take long positions in a prudent manner. Since that time, we have profited from this market on the long side, while keeping our risk management strategy in place. By the end of June 2009, the market had travelled into positive territory, only to move back near the flat line to close out the first half of 2009. The rally off of the lows was extraordinary if one forgets the first two months of 2009 and the last 4 months of 2008, which were even more extraordinary to the downside.

As the markets experienced a substantial rally in the 1930's after the initial crash, only to move significantly lower and wipe out a generation of investors, we need to stay on alert for such a market environment in the face of the worse macro economic conditions our world has ever faced. While we are aware of these historic references, it is our strategy to align our portfolio with the current primary trend and mitigate the risk during counter trends. Only history will eventually tell us the significance of the March lows. Many continue to question where will we be over the next six months, or if this rally is temporary, or whether it's the beginning of a cyclical bull market. If it proves to be the latter, then there will be plenty of opportunity for profits on the long side. If it proves to be the former, then the opportunities will once again show themselves on the short side and we could find that the bear market is not yet over.

In closing, we await the evidence that will determine if the March 2009 lows will ultimately prove to be significant. We are currently positioned in line with, what at this point appears to be, a change in the primary trend to the upside, but are prepared to change directions again if it proves to only be a rally in a continued primary trend to the downside.

Douglas Stewart, Portfolio Manager

IMPORTANT DISCLOSURE STATEMENT

The Fund's prospectus contains important information about the Fund's investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund's prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund's Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of July 31, 2009 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager at the time of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

INDEX DEFINITION

S&P 500 index is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market.

SHERWOOD FOREST LONG/SHORT FUND

FUND EXPENSES (UNAUDITED)

FUND EXPENSES EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and within two years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period (commencement of operations), June 11, 2009 for Class A, May 14, 2009 for Class C, February 13, 2009 for Class I, March 25, 2009 for Class P, and held for the period ended July 31, 2009.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                             EXPENSES PAID DURING
                                                                                                                    PERIOD*
                                                    BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE       JUNE 11, 2009 THROUGH
CLASS A SHARES                                           JUNE 11, 2009                JULY 31, 2009              JULY 31, 2009


Actual                                                                $ 1,000                 $ 1,038.25                     $ 2.71
Hypothetical (5% return before expenses)                              $ 1,000                 $ 1,015.50                     $ 2.68



                                                                                                             EXPENSES PAID DURING
                                                                                                                    PERIOD*
                                                    BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE       MAY 14, 2009 THROUGH
CLASS C SHARES                                            MAY 14, 2009                JULY 31, 2009              JULY 31, 2009


Actual                                                                $ 1,000                 $ 1,029.83                     $ 5.82
Hypothetical (5% return before expenses)                              $ 1,000                 $ 1,011.75                     $ 5.77



                                                                                                             EXPENSES PAID DURING
                                                                                                                    PERIOD*
                                                    BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE         FEBRUARY 13, 2009
CLASS I SHARES                                         FEBRUARY 13, 2009              JULY 31, 2009          THROUGH JULY 31, 2009


Actual                                                                $ 1,000                 $ 1,068.40                     $ 7.90
Hypothetical (5% return before expenses)                              $ 1,000                 $ 1,016.75                     $ 7.70



                                                                                                             EXPENSES PAID DURING
                                                                                                                    PERIOD*
                                                    BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE      MARCH 25, 2009 THROUGH
CLASS P SHARES                                           MARCH 25, 2009               JULY 31, 2009              JULY 31, 2009


Actual                                                                $ 1,000                 $ 1,081.00                     $ 6.99
Hypothetical (5% return before expenses)                              $ 1,000                 $ 1,015.50                     $ 6.77


* Expenses are equal to the Fund's annualized expense ratio (a) multiplied by the average account value for the period, multiplied by the number of days for each class in the most recent fiscal half year (b) divided by 365 days in the current year.


                                                                                                            # OF DAYS IN MOSTRECENT
                                                                              ANNUALIZED EXPENSE RATIO         FISCAL HALF YEAR

CLASS OF SHARES                         COMMENCEMENT OF OPERATIONS DATE                  (A)                          (B)


A                                                           June 11, 2009                          1.90%                         51
C                                                            May 14, 2009                          2.65%                         79
I                                                       February 13, 2009                          1.65%                        169
P                                                          March 25, 2009                          1.90%                        129


"

                        SHERWOOD FOREST LONG/SHORT FUND
                 PORTFOLIO HOLDINGS BY SECTOR, AS PERCENTAGE OF
                   NET ASSETS AS OF JULY 31, 2009 (unaudited)



                         [ PORTFOLIO HOLDINGS Graphic ]
Basic Materials                 3.55
Commodities                     4.97
Consumer Services               3.06
Currency                        1.84
Energy                          3.52
Financial                       2.01
Fixed Income                    10.56
Industrial                      5.02
International                   6.07
Large Cap                       0.93
Mid Cap                         4.22
Money Market                    25.97
Real Estate                     3.19
Small Cap                       4.29
Technology/Semiconductors       7.86
Telecommunications              2.88

             Schedule of InvestmentsSHERWOOD FOREST LONG/SHORT FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2009


   NUMBER                                                                                               % OF              FAIR
  OF SHARES     SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                EXCHANGE-TRADED FUNDS                                                                      63.97%

                BASIC MATERIALS                                                                             3.55%
   19,900       ProShares Ultra Basic Materials                                                                           $ 442,974
                                                                                                                     --------------

                COMMODITIES                                                                                 4.97%
   10,600       ProShares Ultra DJ-AIG Commodity*                                                                           254,612
   30,000       ProShares Ultra DJ-AIG Crude Oil*                                                                           366,000
                                                                                                                     --------------
                                                                                                                            620,612
                                                                                                                     --------------

                CONSUMER SERVICES                                                                           3.06%
   15,300       ProShares Ultra Consumer Services                                                                           381,429
                                                                                                                     --------------

                CURRENCY                                                                                    1.84%
    8,400       PowerShares DB US Dollar Index Bearish Fund                                                                 229,992
                                                                                                                     --------------

                ENERGY                                                                                      3.52%
   15,200       ProShares Ultra Oil  Gas                                                                                    438,976
                                                                                                                     --------------

                FINANCIAL                                                                                   2.01%
   55,000       ProShares Ultra Financials                                                                                  251,350
                                                                                                                     --------------

                FIXED INCOME                                                                               10.56%
    4,200       ProShares UltraShort 20+ Year Treasury                                                                      207,480
   24,200       SPDR Barclays Capital 1-3 Month T-Bill ETF                                                                1,109,570
                                                                                                                     --------------
                                                                                                                          1,317,050
                                                                                                                     --------------

                INDUSTRIAL                                                                                  5.02%
   27,000       ProShares Ultra Industrials                                                                                 625,860
                                                                                                                     --------------

                INTERNATIONAL                                                                               6.07%
    5,300       ProShares Ultra FTSE/Xinhua China 25*                                                                       375,876
    5,800       ProShares Ultra MSCI Emerging Markets*                                                                      380,770
                                                                                                                     --------------
                                                                                                                            756,646
                                                                                                                     --------------

                LARGE CAP                                                                                   0.93%
    1,100       ProShares UltraPro SP 500*                                                                                  116,490
                                                                                                                     --------------



   NUMBER                                                                                               % OF              FAIR
  OF SHARES     SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                MID CAP                                                                                     4.22%
   16,700       ProShares Ultra MidCap400                                                                                 $ 526,217
                                                                                                                     --------------

                REAL ESTATE                                                                                 3.19%
   93,000       ProShares Ultra Real Estate                                                                                 398,040
                                                                                                                     --------------

                SMALL CAP                                                                                   4.29%
   23,500       ProShares Ultra Russell2000                                                                                 534,860
                                                                                                                     --------------

                TECHNOLOGY/SEMICONDUCTORS                                                                   7.86%
    8,600       iShares SP North American Technology-Semiconductors Index Fund                                              364,038
    5,000       ProShares Ultra QQQ*                                                                                        222,900
    6,300       ProShares Ultra Semiconductor                                                                               166,005
    6,000       ProShares Ultra Technology                                                                                  227,820
                                                                                                                     --------------
                                                                                                                            980,763
                                                                                                                     --------------

                TELECOMMUNICATIONS                                                                          2.88%
   11,300       ProShares Ultra Telecommunications                                                                          359,001
                                                                                                                     --------------

                TOTAL EXCHANGE-TRADED FUNDS                                                                63.97%
                (Cost: $7,654,248)                                                                                        7,980,260
                                                                                                                     --------------

                MONEY MARKET                                                                               25.97%
  3,239,756     Federated Treasury Obligations Fund 0.06% **
                (Cost: $3,239,756)                                                                                        3,239,756
                                                                                                                     --------------

                TOTAL INVESTMENTS
                (Cost: $10,894,004)                                                                        89.94%      $ 11,220,016
                Other assets, net of liabilities                                                           10.06%         1,254,773
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%      $ 12,474,789

*Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding that date of the Fund's related balance sheet).

** Effective 7-day yield as of July 31, 2009.


See Notes to Financial Statements


SHERWOOD FOREST LONG/SHORT FUND
STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2009


ASSETS
  Investments at fair value (identified cost of $10,894,004) (Note 1)                                                  $ 11,220,016
  Receivable for securities sold                                                                                          1,755,524
  Receivable for capital stock sold                                                                                         100,502
  Interest receivable                                                                                                           340
  Deferred offering expense                                                                                                   7,811
  Prepaid expenses                                                                                                           10,223
                                                                                                                     --------------
TOTAL ASSETS                                                                                                             13,094,416
                                                                                                                     --------------

LIABILITIES
  Payable for securities purchased                                                                                          601,132
  Accrued investment management fees                                                                                         10,105
  Accrued 12b-1 fees                                                                                                             24
  Accrued administration, accounting and transfer agent fees                                                                  1,856
  Accrued custody fees                                                                                                        3,689
  Other accrued expenses                                                                                                      2,821
                                                                                                                     --------------
TOTAL LIABILITIES                                                                                                           619,627
                                                                                                                     --------------

NET ASSETS                                                                                                             $ 12,474,789
                                                                                                                     ==============

  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 467,234 no par value shares of beneficial interest outstanding                         $ 11,749,958
  Accumulated net realized gain (loss) on investments                                                                       398,819
  Net unrealized appreciation (depreciation) of investments                                                                 326,012
                                                                                                                     --------------
                                                                                                                       $ 12,474,789
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE PER SHARE *
CLASS A
  ($7,000 / 263 shares outstanding;)                                                                                        $ 26.60
                                                                                                                     ==============
MAXIMUM OFFERING PRICE PER SHARE ($26.60 X 100/94.25)                                                                       $ 28.22
                                                                                                                     ==============

CLASS C
  ($655,363 / 24,656 shares outstanding;)                                                                                   $ 26.58
                                                                                                                     ==============

CLASS I
  ($11,336,328 / 424,478 shares outstanding;)                                                                               $ 26.71
                                                                                                                     ==============

CLASS P
  ($476,098 / 17,837 shares outstanding;)                                                                                   $ 26.69
                                                                                                                     ==============
* NAV per share may not recalculate due to rounding of net assets and/or shares.


See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND
STATEMENT OF OPERATIONS


FOR THE PERIOD FEBRUARY 13, 2009 THROUGH JULY 31, 2009*
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend                                                                                                                  $ 9,834
  Interest                                                                                                                    3,938
                                                                                                                     --------------
Total investment income                                                                                                      13,772
                                                                                                                     --------------

EXPENSES
  Investment management fees (Note 2)                                                                                        45,026
  12b-1 fees, Class A (Note 2)                                                                                                    2
  12b-1 fees, Class C (Note 2)                                                                                                  529
  12b-1 fees, Class P (Note 2)                                                                                                  244
  Recordkeeping and administrative services (Note 2)                                                                          9,205
  Accounting fees (Note 2)                                                                                                    6,904
  Custodian fees                                                                                                              4,833
  Transfer agent fees (Note 2)                                                                                                8,541
  Professional fees                                                                                                           3,650
  Filing and registration fees                                                                                                1,193
  Trustee fees                                                                                                                2,801
  Compliance fees                                                                                                             1,600
  Shareholder servicing and reports                                                                                           4,980
  Organizational expenses (Note 6)                                                                                           14,239
  Offering expenses (Note 6)                                                                                                  7,811
  Other                                                                                                                       8,598
                                                                                                                     --------------
Total expenses                                                                                                              120,156
Management fee waivers and reimbursed expenses (Note 2)                                                                    (42,431)
Trustee fees waived (Note 2)                                                                                                (2,801)
                                                                                                                     --------------
Net expenses                                                                                                                 74,924
                                                                                                                     --------------
Net investment income (loss)                                                                                               (61,152)
                                                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                                                                     459,971
Net increase (decrease) in unrealized appreciation (depreciation) of investments                                            326,012
                                                                                                                     --------------
Net realized and unrealized gain (loss) on investments                                                                      785,983
                                                                                                                     --------------

                                                                                                                          $ 724,831
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                  ==============
* Commencement of operations was February 13, 2009.


See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND
STATEMENT OF CHANGES IN NET ASSETS

For the period February 13, 2009 through July 31, 2009*
-----------------------------------------------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                                           $ (61,152)
  Net realized gain (loss) on investments                                                                                   459,971
  Change in net unrealized appreciation (depreciation) on investments                                                       326,012
                                                                                                               --------------------
  Increase (decrease) in net assets from operations                                                                         724,831
                                                                                                               --------------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold
Class A                                                                                                                       6,742
Class C                                                                                                                     631,102
Class I                                                                                                                  10,964,883
Class P                                                                                                                     516,524
  Shares redeemed
Class A                                                                                                                           -
Class C                                                                                                                           -
Class I                                                                                                                   (308,111)
Class P                                                                                                                    (61,182)
                                                                                                               --------------------
  Increase (decrease) in net assets from capital share transactions                                                      11,749,958
                                                                                                               --------------------

NET ASSETS
  Increase (decrease) during period                                                                                      12,474,789
  Beginning of period                                                                                                             -
                                                                                                               --------------------
END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT INCOME (LOSS) OF $ -)                                              $ 12,474,789
                                                                                                               ====================
* Commencement of operations was February 13, 2009.


See Notes to Financial Statements


SHERWOOD FOREST LONG/SHORT FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                  CLASS A SHARES        CLASS C SHARES       CLASS I SHARES        CLASS P SHARES
                                                ------------------    ------------------   ------------------    ------------------
                                                      PERIOD                                     PERIOD
                                                   JUNE 11, 2009            PERIOD          FEBRUARY 13, 2009          PERIOD
                                                        TO             MAY 14, 2009 TO             TO             MARCH 25, 2009 TO
                                                 JULY 31, 2009*(1)    JULY 31, 2009*(1)     JULY 31, 2009*(1)     JULY 31, 2009*(1)
                                                ------------------    ------------------   ------------------    ------------------

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 25.62              $ 25.81               $ 25.00               $ 24.69
                                                 -----------          -----------           -----------           -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                        (0.06)               (0.14)                (0.16)                (0.16)
  Net realized and unrealized gain (loss)               1.04(C)              0.91(C)               1.87(C)               2.16(C)
    on investments                               -----------          -----------           -----------           -----------
                                                        0.98                 0.77                  1.71                  2.00
  TOTAL FROM INVESTMENT ACTIVITIES               -----------          -----------           -----------           -----------

NET ASSET VALUE, END OF PERIOD                       $ 26.60              $ 26.58               $ 26.71               $ 26.69
                                                 ===========          ===========           ===========           ===========

TOTAL RETURN                                           3.83%***             2.98%***              6.84%***              8.10%***
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets (A)
  Expenses, net(B)(D)                                  1.90%**              2.65%**               1.65%**               1.90%**
  Net investment income (loss)                       (1.84%)**            (2.61%)**             (1.33%)**             (1.73%)**
Portfolio turnover rate                             1286.35%             1286.35%              1286.35%              1286.35%
Net assets, end of period (000's)                        $ 7                $ 656              $ 11,336                 $ 476
*Commencement of operations was June 11,
2009 for Class A, May 14, 2009 for Class C,
February 13, 2009 for Class I and March 25,
2009 for Class P.
**Annualized
***Not annualized
(1)Per share amounts calculated using the
average share method.
(A)Fee waivers and reimbursement of
expenses reduced the expense ratio and
increased net investment income (loss)
ratio by 0.64% for Class A and C, 0.74% for
Class P and 1.01% for Class I for the
period ended July 31, 2009.
(B)Expense ratio - net reflects the effect
of the fee waivers and reimbursement of
expenses.
(C)Realized and unrealized gains and losses
per share in this caption are balancing
amounts necessary to reconcile the change
in net asset value per share for the period
and may not reconcile with the aggregate
gains or losses in the Statement of
Operations due to share transactions for
the period.
(D)These ratios exclude the impact of
expenses of the underlying security
holdings listed in the Schedule of
Investments.


See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS
JULY 31, 2009
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Sherwood Forest Long/Short Fund (the "Fund") is a series of the World Funds Trust ("WFT") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. WFT was organized in Delaware as a Delaware stautory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations February 13, 2009 as a series of WFT. The Fund currently offers four classes of shares: Class A, Class C, Class I and Class
P. Each class of shares has equal rights as to earnings and assets except as described in section "Class Net Asset Value and Expenses" included in this note. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

     The Fund seeks to achieve long-term capital appreciation by applying proprietary, trend following methodologies to invest in exchange-traded funds ("ETFs") which represent general asset classes, including: both U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices; and the U.S. Dollar. An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

SECURITY VALUATION

     The Fund's securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value ("NAV") is determined as of such times.

     The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund's investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

     When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     Various inputs are used in determining the value of a Fund's investments. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

                        LEVEL 1                                   LEVEL 2                                LEVEL 3
                  QUOTED PRICES       OTHER SIGNIFICANT OBSERVABLE INPUTS        SIGNIFICANT UNOBSERVABLE INPUTS              TOTAL
                  -------------       -----------------------------------        -------------------------------       ------------

Exchange            $ 7,980,260                                       $ -                                    $ -        $ 7,980,260
Traded
Funds
Investment            3,239,756                                         -                                      -          3,239,756
Companies         -------------       -----------------------------------        -------------------------------       ------------
                   $ 11,220,016                                       $ -                                    $ -       $ 11,220,016
                  =============       ===================================        ===============================       ============


     Refer to the Fund's Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

     Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund's initial tax return. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations, are recorded as income tax expense.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of July 31, 2009, the Fund decreased accumulated net realized gain (loss) on investments and increased accumulated net investment income (loss) by $61,152.

CLASS NET ASSET VALUES AND EXPENSES

     All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund's relative net assets or another appropriate basis as determined by the Board of Trustees.

     The Fund currently offers four classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% on the proceeds of certain redemptions of Class A shares made within 360 days. Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more. Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase. Classes I and P are not subject to front-end or deferred sales charges.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, Sherwood Capital Management, LLC ("Adviser") provides investment advisory services for an annual fee of 1.00% of average daily net assets. The Adviser manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For the period ended July 31, 2009, the Adviser earned $45,026, waived $28,231 in investment management fees and reimbursed expenses of $14,200. As of July 31, 2009, the Adviser was due $10,105 from the Fund.

     In the interest of limiting the operating expenses of the Fund, the Adviser has contractually agreed to waive or limit its fees and to assume other operating expenses until July 31, 2010 so that the ratio of total annual operating expenses is limited to 1.90% of Class A, 2.65% of Class C, 1.65% of Class I and 1.90% of Class P shares' average net assets. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reduced by the Adviser and all other payments remitted by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of July 31, 2009 was $42,431 and expires July 31, 2012.

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A, Class C and Class P shares may finance activities which are primarily intended to result in the sale of the Fund's Class A, Class C and Class P shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund's Class A and Class P average daily net assets and 1.00% per annum on the Fund's Class C average daily net assets. For the period ended July 31, 2009, there were $2, $529 and $244 of 12b-1 fees incurred by Class A, Class C and Class P shares, respectively.
     First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the period ended July 31, 2009, FDCC received no commissions from the sale of Fund shares. In addition, FDCC receives a deferred sales charge ("DSC") of 2% for certain Class A and Class C share redemptions occurring within two years of purchase. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the period ended July 31, 2009, there were no DSC fees.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset based fee based on average daily net assets. CSS earned $9,205 for its services for the period ended July 31, 2009.

     Commonwealth Fund Services, Inc. ("CFSI") is the Fund's transfer and dividend disbursing agent. CFSI earned $8,541 for its services for the period ended July 31, 2009.

     Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA earned $6,904 for its services for the period ended July 31, 2009.

     The Fund's disinterested trustees earned and voluntarily waived fees of $2,801 for their services for the period ended July 31, 2009.
     Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.

NOTE 3 - INVESTMENTS

     The cost of purchases and proceeds from the sales of securities other than short-term notes for the period ended July 31, 2009, were $57,607,797 and $50,413,520, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. For the period ended July 31, 2009, no distributions were paid.

     As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

                                                                                                                       PERIOD*ENDED
                                                                                                                      JULY 31, 2009
                                                                                                               --------------------

Accumulated net realized gain (loss) on investments                                                                       $ 402,555
Unrealized appreciation (depreciation)                                                                                      322,276
                                                                                                               --------------------
                                                                                                                          $ 724,831
                                                                                                               ====================


     *Commencement of operations was February 13, 2009.
     The difference between components of distributable earnings on a book and tax basis is primarily related to wash sale losses.

     Cost of securities for Federal Income tax purposes is $10,897,740 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                                                                             $ 358,982

Gross unrealized depreciation                                                                                              (36,706)
                                                                                                               --------------------
Net unrealized appreciation                                                                                               $ 322,276
                                                                                                               ====================


NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for each class of shares were:


                                                                            CLASS A SHARES                  CLASS C SHARES
                                                                             PERIOD ENDED                    PERIOD ENDED
                                                                            JULY 31, 2009*                  JULY 31, 2009*
                                                                   -------------------------------  -------------------------------
                                                                            Shares           Value           Shares           Value
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                                    263         $ 6,742           24,656       $ 631,102
Shares redeemed                                                                  -               -                -               -
                                                                    --------------  --------------   --------------  --------------
Net increase (decrease)                                                        263         $ 6,742           24,656       $ 631,102
                                                                    ==============  ==============   ==============  ==============



                                                                            CLASS I SHARES                  CLASS P SHARES
                                                                             PERIOD ENDED                    PERIOD ENDED
                                                                            JULY 31, 2009*                  JULY 31, 2009*
                                                                   -------------------------------  -------------------------------
                                                                            Shares           Value           Shares           Value
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                                436,619    $ 10,964,883           20,226       $ 516,524
Shares redeemed                                                           (12,141)       (308,111)          (2,389)        (61,182)
                                                                    --------------  --------------   --------------  --------------
Net increase (decrease)                                                    424,478    $ 10,656,772           17,837       $ 455,342
                                                                    ==============  ==============   ==============  ==============


     *Commencement of operations was June11, 2009 for Class A, May 14, 2009 for Class C, February 13, 2009for Class I and March 25, 2009 for ClassP.

NOTE 6 - ORGANIZATIONAL AND OFFERING EXPENSES

     Organizational expenses consist of costs incurred to establish the Fund and enable it legally to do business. Offering costs consist of costs incurred subsequent to organization to enable the Fund to engage in its planned principal operation of the sale of capital stock and the investment of these proceeds. These expenses have been assumed by the Fund. The organizational expense was expensed as incurred while the offering expenses are being amortized over twelve months.

NOTE 7 - SUBSEQUENT EVENTS

     Management has evaluated all transactions and events subsequent to the date of the balance sheet through September 29, 2009, the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Sherwood Forest Long/Short Fund

(World Funds Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of theSherwood Forest Long/Short Fund (the "Fund"), a series of the World Funds Trust,as of July 31, 2009, and the related statements of operations and changes in net assets, and the financial highlights for the period February 13, 2009 (commencement of operations) through July 31, 2009. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sherwood Forest Long/Short Fund as of July 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
September 29, 2009

SUPPLEMENTAL INFORMATION (UNAUDITED)
WORLD FUNDS TRUST
(THE "TRUST")

Information pertaining to the trustees and officers of the Fund is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Trust, are noted with an asterisk (*). The Statement of Additional Information (the "SAI") includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

NAME, ADDRESS AND YEAR    POSITION(S) HELD     NUMBER OF FUNDS      PRINCIPAL OCCUPATION(S) DURING THE PAST      OTHER
BORN                      WITH THE TRUST       IN TRUST OVERSEEN    FIVE (5)YEARS                                DIRECTORSHIPS BY
                          AND TENURE                                                                             TRUSTEE OR
                                                                                                                 OFFICER AND
                                                                                                                 NUMBER OF FUNDS
                                                                                                                 IN THE COMPLEX
                                                                                                                 OVERSEEN

INTERESTED TRUSTEES:          * Franklin A.           Interested                                             3             Managing
                             Trice, III (1)             Trustee,                                                          Director,
                           8730 Stony Point            Chairman,                                                       Commonwealth
                                    Parkway     President, since                                                        Shareholder
                                  Suite 205        January, 2008                                                     Services, from
                               Richmond, VA                                                                        2001 to present.
                                      23235                                                                              President,
                                     (1963)                                                                                Virginia
                                                                                                                         Management
                                                                                                                         Investment
                                                                                                                       Corporation,
                                                                                                                        (investment
                                                                                                                     advisor), from
                                                                                                                   1999 to 2001. B.
                                                                                                                      A. in History
                                                                                                                      from Virginia
                                                                                                                           Military
                                                                                                                  Institute (1986).
None


NON-INTERESTED TRUSTEES:

Robert R. Burke                 Independent                    3      Managing Director, Lowe, Brockenbrough &                 None
8730 Stony Point             Trustee, since                             Co., Richmond, VA (investment advisory
Parkway                          June, 2008                            firm), from 1996 to present. Designated
Suite 205                                                            as a Chartered Financial Analyst in 1995.
Richmond, VA 23235                                                   Certified Public Accountant in 1990. B.A.
(1961)                                                                in Economics (1984), M.S. in Accounting,
                                                                                University of Virginia (1990).
J. Gordon McKinley,             Independent                    3               Regional Sales Manager, Nephron                 None
III                          Trustee, since                             Pharmaceuticals Corp., VA, since 2007.
8730 Stony Point                 June, 2008                              Vice President, Sales, Tredegar Trust
Parkway                                                                       Company, from 2003 to 2007. Vice
Suite 205                                                                President, Trusco Capital Management,
Richmond, VA 23235                                                     1997 to 2003. B.A. in English, Virginia
(1963)                                                                              Military Institute (1986).


OFFICERS:

Karen M. Shupe             Treasurer, since                    3               Managing Director, Commonwealth                 None
8730 Stony Point                 June, 2008                                  Shareholder Services, since 2003.
Parkway                                                              Financial Reporting Manager, Commonwealth
Suite 205                                                              Shareholder Services, Inc. from 2001 to
Richmond, VA 23235                                                     2003. B.S. in Accounting, University of
(1964)                                                                          Virginia (1986). MBA, Virginia
                                                                               Commonwealth University (1997).
Julia J. Gibbs             Secretary, since                    3               Managing Director, Commonwealth                 None
8730 Stony Point                 June, 2008                                  Shareholder Services, since 2003.
Parkway                                                                    Associate, Commonwealth Shareholder
Suite 205                                                            Services, Inc. from 2002 to 2003. B.S. in
Richmond, VA 23235                                                      Commerce, McIntire School of Commerce,
(1980)                                                                          University of Virginia (2002).
David D. Jones, Esq.                  Chief                    3     Managing Member, Drake Compliance, LLC, a          Penn Street
395 Sawdust Road,                Compliance                            regulatory consulting firm, since 2004.          Funds, Inc.
Suite 2137                    Officer since                          Principal Attorney, David Jones & Assoc.,
The Woodlands, TX                June, 2008                              P.C., a law firm, since 1998. B.A. in
77380                                                                Economics from the University of Texas at
(1957)                                                                     Austin (1983). Juris Doctorate (cum
                                                                     laude) from St. Mary's Law School (1994).


SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at ww.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT APPROVAL
At a meeting of the Board of Trustees of the Trust (the "Board") held on January 29, 2009 (the "Meeting"), the Board, including those trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act (the "Independent Trustees"), unanimously approved an investment advisory agreement ("Advisory Agreement") between the Trust, on behalf of the Fund, and Sherwood Forest Capital Management, ("Sherwood"), for its initial term. Pursuant to Section 15(c) of the 1940 Act, the Board considered the approval of the Agreement for an initial two-year term. The Agreement, after the initial two-year term, must be approved annually: (i) by the vote of the Board or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. After the initial two-year term, the Board will call and hold each year a meeting to decide whether to renew the Agreement for an additional one-year term.

In preparation for the Meeting, the Board requested and reviewed a wide variety of information from Sherwood, including written materials provided by Sherwood regarding: (i) the nature, extent and quality of the services to be provided; and (ii) the costs of the services to be provided, as discussed in further detail below. The Trustees used this information, as well as other information that Sherwood and other service providers of the Fund may have submitted to the Board, to help them decide whether to approve the Agreement for an initial two-year term. In approving the Agreement, the Board considered many factors, including the following:

Nature, Extent and Quality of Services Provided by Sherwood

The Board reviewed the services to be provided to the Fund by Sherwood, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Board received information concerning the investment philosophy and investment process employed by Sherwood in managing the Fund. Additionally, representatives from Sherwood joined the Meeting and provided the Board with a presentation regarding, among other things, Sherwood's financial condition, profitability and ownership structure. The Board considered and discussed, among other things,

Sherwood's history and processes, as well as Sherwood's operations, trading, administrative and compliance staff and resources. On this basis, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by Sherwood.
Cost of Services Provided and Economies of Scale

Next, the Board considered the level of advisory fees to be paid by the Fund to Sherwood and the profitability of Sherwood. In reviewing the proposed advisory fees, the Board considered fees paid by other funds of comparable size and investment objective, noting that the advisory fees to be received by Sherwood were comparable to and competitive with fees charged to those funds. Based on such information, the Board concluded that the advisory fees and the overall expense ratios of the Fund were generally consistent with industry averages and otherwise fair and reasonable in light of services provided and the Fund's expected asset levels.

Although the Advisory Agreement does not provide for breakpoints in the advisory fees should Fund assets meaningfully grow, the Board concluded that the advisory fees appropriately reflect the Fund's expected size, Sherwood's current economic environment and the competitive nature of the investment company market. The Board therefore concluded that it was satisfied with the fee levels under the Advisory Agreement, given that economies of scale would not likely be realized during the initial term of the Advisory Agreement and given that fee levels under the Advisory Agreement could be revisited if economies of scale materialized.
Other Considerations

The Board also determined that Sherwood has made a significant entrepreneurial commitment to the management and success of the Funds, reflected by Sherwood's expense limitation and fee waiver arrangements with the Fund.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously:
(a) concluded that the terms of the Agreement are fair and reasonable; (b) concluded that Sherwood's fees are reasonable in light of the services that they will provide to the Fund; and (c) agreed to approve the Agreement for an initial term of two years.

INVESTMENT ADVISER:

Sherwood Forest Capital Management, LLC
1649 Brandywine Drive
Charlottesville, Virginia 22901

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to Sherwood Forest Long/Short Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust, investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 673-0550 Toll Free.

                         ANNUAL REPORT TO SHAREHOLDERS

                        SHERWOOD FOREST LONG/SHORT FUND

                       A series of The World Funds Trust
                         A "Series" Investment Company


                                 FOR THE PERIOD
                               FEBRUARY 13, 2009
                          (COMMENCEMENT OF OPERATIONS)
                                    THROUGH
                                 JULY 31, 2009

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Robert R. Burke and J. Gordon McKinley, III) are "independent," as defined by this Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $26,500 for 2009 and $-0- for 2008.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2009 and $0 for 2008.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,000 for 2009 and $-0- for 2008.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2009 and $0 for 2008.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the Commonwealth Small Cap Fund and the Sherwood Forest Long/Short Fund.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) NA

     (c)100%

     (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2009 and $0 for 2008.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

        Schedule filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:      /s/Franklin A. Trice, III
                                --------------------
                                 Franklin A. Trice, III
                                Chief Executive Officer
                                (principal executive officer)

Date:        October 9, 2009



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*:      /s/Franklin A. Trice, III
                                -------------------
                                 Franklin A. Trice, III
                                Chief Executive Officer
                                (principal executive officer)

Date:         October 9, 2009


By (Signature and Title)*:      /s/Karen Shupe
                                -------------------
                                 Karen Shupe
                                 Chief Financial Officer
                                (principal financial officer)

Date:         October 9, 2009


* Print the name and title of each signing officer under his or her signature.